Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
Accrued Liabilities

10. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Accrued payroll	$969	$1,109
Accrued interest	12,473	10,543
Accrued expenses	19,452	24,465

Total	$32,894	$36,117

        Accrued expenses mainly consisted of accrued realized losses of cash flow interest rate swaps (2012: $15.2 million, 2011: $18.5 million) and other accruals related to the operation of the Company's fleet (2012: $4.3 million, 2011: $6.0 million).